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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.
                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2011

Check here if Amendment [_]; Amendment Number: __________________
     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC*
Address: John Hancock Tower
         200 Clarendon Street
         Boston, Massachusetts 02116

Form 13F File Number:   28-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

*Sankaty Advisors, LLC serves as an adviser to pooled investment vehicles (the "Funds") but exercises investment discretion with respect to only a limited number of these Funds. The filing of this 13F Holdings Report by Sankaty Advisors, LLC shall not be construed as an admission that Sankaty Advisors, LLC is the beneficial owner of such shares held by each of the Funds.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jonathan S. Lavine
Title:   Manager
Phone:   (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Jonathan S. Lavine            Boston, MA                   11/14/11
-------------------------   -------------------------   -----------------------
       [Signature]                [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             10
                                        -------------
Form 13F Information Table Entry Total:        16
                                        -------------
Form 13F Information Table Value Total:   375,297
                                        -------------
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number    Name
1.    28-14551                Sankaty Credit Member, LLC
2.    28-14552                Sankaty Credit Member (Offshore), Ltd.
3.    28-14550                Sankaty Credit Opportunities Investors III, LLC
4.    28-14556                Sankaty Credit Opportunities III, L.P.
5.    28-14554                Sankaty Credit Opportunities Investors IV, LLC
6.    28-14555                Sankaty Credit Opportunities IV, L.P.
7.    28-14557                Sankaty Credit Opportunities (Offshore Master) IV, L.P
8.    28-14553                Sankaty Credit Opportunities Investors (Offshore) IV, L.P.
9.    28-14558                Prospect Harbor Investors, LLC
10.   28-14559                Prospect Harbor Credit Partners, L.P.

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                              SANKATY ADVISORS, LLC
                    FORM 13F INFORMATION TABLE AS OF 09/30/11

                                                                        VALUE     INVESTMENT   OTHER       VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      SHARES     (X$1000)   DISCRETION  MANAGERS   SOLE    SHARED  NONE
ACCURIDE CORP NEW              COM NEW         00439T206    2,433,370  $  12,459   (OTHER)                                  X
AEROFLEX HLDG CORP             COM             007767106    3,430,986  $  31,222   (OTHER)                                  X
ALERE INC                      COM             01449J105    1,837,985  $  36,116   (OTHER)                                  X
DANA HLDG CORP                 COM             235825205    4,326,022  $  45,423   (OTHER)                                  X
DDI CORP                       COM 0.0001 NEW  233162502      286,778  $   2,076   (OTHER)                                  X
JDA SOFTWARE GROUP INC         COM             46612K108    1,956,883  $  45,869   (OTHER)                                  X
JONES GROUP INC                COM             48020T101    3,197,705  $  29,451   (OTHER)                                  X
NRG ENERGY INC                 COM NEW         629377508      325,469  $   6,903   (OTHER)                                  X
SEMGROUP CORP                  CL A            81663A105      240,886  $   4,808   (OTHER)                                  X
SEMGROUP CORP                  CL A            81663A105       86,128  $   1,719    (SOLE)                X
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A        848574109    3,591,617  $  57,286   (OTHER)                                  X
SUPERMEDIA INC                 COM             868447103       64,503  $     100   (OTHER)                                  X
SUPERMEDIA INC                 COM             868447103        9,837  $      15    (SOLE)                X
SWIFT TRANSN CO                COM             87074U101    4,668,325  $  30,064   (OTHER)                                  X
VERINT SYS INC                 COM             92343X100    2,047,412  $  53,826   (OTHER)                                  X
WASHINGTON POST CO             CL B            939640108       54,922  $  17,958   (OTHER)                                  X